Intangible Assets, Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Intangible Assets, Net (Details) [Line Items]
Municipality loan	$ 121		$ 194
Amortization expense	595	$ 346
Loans Payable [Member]
Intangible Assets, Net (Details) [Line Items]
Municipality loan	$ 121